Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation Percentage In Annual Base Salary, Min	50.00%
Deferred Compensation Arrangement with Individual, Shares Issued	20,000	33,000	53,000
Maximum number of shares reserved for grant of awards	18,500,000
Shares available for grant under the plan	5,400,000
Aggregate Intrinsic Value - Exercised	$ 6	$ 23	$ 11
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	95.00%
Allocated Share-based Compensation Expense	34	24	16
Allocated Share-based Compensation Expense, Net of Tax	21	14	10
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	56
Employee Service Share Based Compensation Incremental Tax Benefit To Be Realized From Exercise Of Stock Awards	$ 22